Revenues (Schedule of Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Total Revenues	$ 157,460	$ 162,049	$ 475,923	$ 486,118
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	106,346	109,647	321,778	331,967
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	51,114	52,402	154,145	154,151
Americas [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	106,904	105,027	311,428	299,731
Americas [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	67,088	64,257	192,279	181,695
Americas [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	39,816	40,770	119,149	118,036
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	28,933	32,436	93,866	108,634
EMEA [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	22,710	25,880	74,119	87,808
EMEA [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	6,223	6,556	19,747	20,826
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	21,623	24,586	70,629	77,753
Asia Pacific [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	16,548	19,511	55,380	62,464
Asia Pacific [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 5,075	$ 5,075	$ 15,249	$ 15,289